Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Additional Information (Detail) $ in Millions							12 Months Ended
	Apr. 28, 2023 MXN ($)	Oct. 06, 2022	Nov. 23, 2021 MXN ($)	Nov. 23, 2021 USD ($)	Sep. 15, 2021 MXN ($)	Sep. 15, 2021 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2018	Dec. 31, 2022 USD ($)	Sep. 14, 2020
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative index							138.639	138.639
Percentage of annual basis index							95.50%	95.50%
Cumulative translation (loss) gain							$ (227,044,342,000)		$ (154,388,930,000)			$ (11,694.0)
Impairment losses on goodwill							0		0	$ 0
Borrowing costs capitalised							1,514,654,000		1,527,259,000	1,771,613,000
Impairment losses							$ 0		0	0
Intangibles useful life							amortized over a 5-year period.	amortized over a 5-year period.
Impairment losses on intangibles							$ 0		0	0
Description of estimation of impairment cash-generating unit							In the estimation of impairments, the Company uses the strategic plans established for the separate cash-generating units to which the assets are assigned. Such strategic plans generally cover a period from 3 to 5 years. For longer periods, beginning in the fifth year, projections are based on such strategic plans while applying a constant or declining expected perpetual growth rate.	In the estimation of impairments, the Company uses the strategic plans established for the separate cash-generating units to which the assets are assigned. Such strategic plans generally cover a period from 3 to 5 years. For longer periods, beginning in the fifth year, projections are based on such strategic plans while applying a constant or declining expected perpetual growth rate.
Percentage of sensitivity analysis for increase in capital expenditures							5.00%	5.00%
Adjustments of sensitivity analysis long-life assets							$ 824,210,000
Monthly contributions to pension fund							17.50%	17.50%
Percentage of employee profit sharing based on individual company taxable income							10.00%	10.00%
Advertising expenses							$ 12,676,350,000		11,118,723,000	10,405,228,000
Increase (decrease) in interest expense							$ 510,589,480,000		564,030,102,000
Concentration risk percentage							10.00%					10.00%
Proceeds from sale of Subsidiary							$ 5,791,488,000	$ 298.0	$ 75,518,886,000	$ 0
Description of employee profit sharing ratio							a limit on the amount to be paid for profit sharing to employees, which indicates that the amount of EPS assigned to each employee may not exceed the equivalent of three months of the employee’s current salary, or the average EPS received by the employee in the previous three years, whichever is greater. If the EPS determined is less than or equal to this limit, the EPS will be determined by applying 10% of the individual company taxable income. If the EPS determined exceeds this limit, the limit would apply and this should be considered the EPS for the period.	a limit on the amount to be paid for profit sharing to employees, which indicates that the amount of EPS assigned to each employee may not exceed the equivalent of three months of the employee’s current salary, or the average EPS received by the employee in the previous three years, whichever is greater. If the EPS determined is less than or equal to this limit, the EPS will be determined by applying 10% of the individual company taxable income. If the EPS determined exceeds this limit, the limit would apply and this should be considered the EPS for the period.
Accumelated Foreign Currency Translation Effect					$ 1,750,451,000
Changes In Exchange Rate [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Foreign exchange rate	18,072.3000
Percentage of appreciation in exchange rate value	6.91%
Foreign subsidiaries [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Consolidated operating revenues							63.00%	63.00%	63.00%	65.00%
Percentage of operating revenue as percentage of total assets							64.00%	64.00%	70.00%
Tracfone Wireless Inc Tracfone [member] | Verizon Communications Inc [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary agreed to sell													100.00%
Tracfone Wireless Inc Tracfone [member] | Verizon Communications Inc [Member] | Discontinued operations [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary sold				100.00%
Proceeds from sale of Subsidiary			$ 3,625,700
Cash and cash equivalents in subsidiary or businesses acquired or disposed				$ 500.7
Value of Shares received on sale of subsidiary from Counterparty				2,968.0
Earntout contingent consideration receivable tranche one				500.0
Earntout contingent consideration receivable tranche two				$ 150.0
Gains (losses) recognised when control of subsidiary is lost			$ 106,527,287,000
Claro Panama [Member] | Liberty Latin America [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary agreed to sell						100.00%
Consideration transferred, acquisition-date fair value						$ 200.0
Claro Panama [Member] | Liberty Latin America [Member] | Discontinued operations [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary sold						100.00%
Proceeds from sale of Subsidiary						$ 116.7
Gains (losses) recognised when control of subsidiary is lost					$ 3,405,014,000
Interest rate risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Increase in basis points							100.00%	100.00%
Increase in net interest expense							$ (11,128,215,000)
Increase (decrease) in interest expense							$ 1,828,215,000
Currency risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Fluctuation in exchange rates							5.00%					5.00%
Increase (decrease) in interest expense							$ 510,589,480,000
Increase (decrease) through changes in foreign exchange rates, regulatory deferral account credit balances							536,118,954,000
Increase (decrease) through changes in discount rates, regulatory deferral account credit balances							$ (485,060,006,000)
Increase/(decrease) in exchange rates							5.00%	5.00%
Argentina [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate							0.1096		0.2004			0.1096
Argentina [member] | Impact of application of hyperinflation adjustments in 2018 [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative inflation percentage											100.00%
U.S.A. [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate							19.4143		20.5835			19.4143
Cumulative translation adjustment [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate							0.1096		0.2004
Cumulative translation (loss) gain							$ (128,299,347,000)		$ (104,270,295,000)
VTR and Claro Chile [Member] | Agreement to Commence Joint Venture [Member] | Liberty Latin America [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Proportion of ownership interest in joint venture		50.00%
VTR and Claro Chile [Member] | Agreement to Commence Joint Venture [Member] | Amrica Movil [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Proportion of ownership interest in joint venture		50.00%
Licenses and rights of use [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Intangibles useful life							Licenses are amortized when the Company does not have a basis to conclude that they are indefinite lived. Licenses are amortized using the straight-line method over a period ranging from 3 to 30 years, which represents the usage period of the assets.	Licenses are amortized when the Company does not have a basis to conclude that they are indefinite lived. Licenses are amortized using the straight-line method over a period ranging from 3 to 30 years, which represents the usage period of the assets.
Licenses and rights of use [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							3 years	3 years
Licenses and rights of use [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							30 years	30 years
Trademarks [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							1 year	1 year
Trademarks [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							10 years	10 years
Customer relationships [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							5 years	5 years